Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated November 22, 2019 to the
GMO Trust Prospectus dated June 30, 2019

Effective November 22, 2019 (the “Effective Date”), each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund (each, a “Fund”) is offering additional classes of shares, Class R6 and Class I. Also as of the Effective Date, the Board of Trustees of GMO Trust (the “Trust”) has approved the elimination of the purchase premium and redemption fee for each Fund. Accordingly, as of the Effective Date, the Prospectus is amended as follows:

Front Cover

On the front cover of the Prospectus, the list of funds is hereby amended to add each Fund’s Class R6 shares and Class I shares.

GMO Emerging Markets Fund

The sections appearing on pages 66 to 69 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” “Example,” “Performance,” and “Average Annual Total Returns” are replaced in their entirety with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class II		Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.97%[1]		0.90%[1]	0.855%[1]	0.835%[1]	0.805%[1]	0.97%[1]	0.97%[1]
Other expenses	0.09%		0.09%	0.08%	0.09%	0.08%	0.09%	0.19%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]		0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]
Total annual fund operating expenses	1.07%		1.00%	0.95%	0.94%	0.90%	1.07%	1.17%
Expense reimbursement/waiver	(0.13	%)1	(0.11%)[1]	(0.11%)[1]	(0.14%)[1]	(0.14%)[1]	(0.13%)[1]	(0.13%)[1,3]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.94%		0.89%	0.84%	0.80%	0.76%	0.94%	1.04%

1 Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce its management fee to 0.65% through June 30, 2020. This reduction may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

2 Consists of approximately 0.01% in underlying fund fees and expenses and less than 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$96	$327	$578	$1,294
Class III	$91	$307	$542	$1,215
Class IV	$86	$292	$515	$1,156
Class V	$82	$286	$506	$1,142
Class VI	$78	$275	$489	$1,106
Class R6	$96	$327	$578	$1,294
Class I	$106	$359	$631	$1,409

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Each of Class R6 shares and Class I shares bears higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Average Annual Total Returns

Periods Ending December 31, 2018

	1 Year	5 Years	10 Years	Incept.
Class IIa				11/29/96
Return Before Taxes	-12.87%	0.97%	6.92%	7.21%
MSCI Emerging Markets Index[b] (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%	5.71%
S&P/IFCI Composite Index[c] (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.22%	2.57%	9.03%	6.73%
Class III				12/9/93
Return Before Taxes	-12.82%	1.03%	6.97%	6.97%
Return After Taxes on Distributions	-13.23%	0.52%	6.43%	5.71%
Return After Taxes on Distributions and Sale of Fund Shares	-6.85%	0.94%	6.04%	6.04%
MSCI Emerging Markets Index[b] (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%	5.13%
S&P/IFCI Composite Index[c] (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.22%	2.57%	9.03%	5.81%
Class IV				1/9/98
Return Before Taxes	-12.82%	1.06%	7.02%	8.26%
MSCI Emerging Markets Index[b] (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%	7.25%
S&P/IFCI Composite Index[c] (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.22%	2.57%	9.03%	8.46%
Class V				8/4/03
Return Before Taxes	-12.80%	1.09%	7.07%	9.16%
MSCI Emerging Markets Index[b] (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%	9.35%
S&P/IFCI Composite Index[c] (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.22%	2.57%	9.03%	10.40%
Class VI				6/30/03
Return Before Taxes	-12.73%	1.14%	7.11%	9.41%
MSCI Emerging Markets Index[b] (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.58%	1.65%	8.02%	9.71%
S&P/IFCI Composite Index[c] (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	-14.22%	2.57%	9.03%	10.70%

a	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual fund operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual fund operating expenses during such periods upward by the current differential between “Total annual fund operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b	Fund’s benchmark effective December 1, 2018.

c	Effective December 1, 2018, the Fund changed its benchmark from the S&P/IFCI Composite Index to the MSCI Emerging Markets Index because GMO believes the MSCI Emerging Markets Index is more appropriate in light of the Fund’s investment strategy.

The following sections are added to page 70 of the Prospectus immediately preceding the section captioned “Additional information”:

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. In addition, some brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).

Each of Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans and other omnibus accounts, and (iii) any other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. There is no minimum investment amount to purchase Class R6 shares or Class I shares.

Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

U.S. tax information

The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable to U.S. shareholders as ordinary income or capital gains, unless they are exempt from U.S. income tax or are investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

The Fund makes payments out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by those financial intermediaries in respect of Class I shares. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the Fund over another investment. GMO also reserves the right to pay financial intermediaries for the sale of Fund shares, which would create a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.

GMO Emerging Domestic Opportunities Fund

The sections appearing on pages 71 to 74 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” “Example,” “Performance,” and “Average Annual Total Returns” are replaced in their entirety with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.97%[1]	0.90%[1]	0.855%[1]	0.835%[1]	0.805%[1]	0.97%[1]	0.97%[1]
Other expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.18%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]
Total annual fund operating expenses	1.19%	1.12%	1.08%	1.06%	1.03%	1.19%	1.29%
Expense reimbursement/waiver	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1,3]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.18%	1.11%	1.07%	1.05%	1.02%	1.18%	1.28%

1 Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

2 Consists of approximately 0.11% in underlying fund fees and expenses and 0.03% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$120	$379	$658	$1,453
Class III	$113	$357	$620	$1.373
Class IV	$109	$345	$599	$1,327
Class V	$107	$336	$584	$1,293
Class VI	$104	$327	$568	$1,259
Class R6	$120	$379	$658	$1,453
Class I	$130	$410	$711	$1,566

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class II shares. Class R6 and Class I shares would have substantially similar annual returns to Class II shares because they invest in the same portfolio of securities. Their annual returns would differ from Class II shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class II shares, Class I shares bear higher expenses than Class II shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Average Annual Total Returns

Periods Ending December 31, 2018

	1 Year	5 Years	10 Years	Incept.
Class II				3/24/11
Return Before Taxes	-20.41%	0.72%	N/A	2.89%
Return After Taxes on Distributions	-22.73%	-0.13%	N/A	2.14%
Return After Taxes on Distributions and Sale of Fund Shares	-10.34%	0.71%	N/A	2.35%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	-14.58%	1.65%	N/A	0.39%
Class III				6/29/12
Return Before Taxes	-20.37%	0.80%	N/A	3.36%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	-14.58%	1.65%	N/A	2.87%
Class IV				5/2/12
Return Before Taxes	-20.34%	0.84%	N/A	2.62%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	-14.58%	1.65%	N/A	1.50%
Class V				11/29/13
Return Before Taxes	-20.28%	0.87%	N/A	0.75%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	-14.58%	1.65%	N/A	1.33%

The following sections are added to page 75 of the Prospectus immediately preceding the section captioned “Additional information”:

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when both (i) the New York Stock Exchange (“NYSE”) is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. In addition, some brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).

Each of Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans and other omnibus accounts, and (iii) any other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. There is no minimum investment amount to purchase Class R6 shares or Class I shares.

Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when both (i) the NYSE is open for business and (ii) when markets in which the Fund has significant investment exposure are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

U.S. tax information

The Fund intends to elect to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable to U.S. shareholders as ordinary income or capital gains, unless they are exempt from U.S. income tax or are investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Financial intermediary compensation

The Fund makes payments out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided by those financial intermediaries in respect of Class I shares. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the Fund over another investment. GMO also reserves the right to pay financial intermediaries for the sale of Fund shares, which would create a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.

Fund Codes

On the inside back cover of the Prospectus, the list of “Fund Codes” is hereby amended to add the CUSIP numbers for GMO Emerging Markets Fund’s Class R6 Shares, “36256V 83 3”, and Class I Shares, “36256V 82 5”, and GMO Emerging Domestic Opportunities Fund’s Class R6 Shares, “36256V 81 7,” and Class I Shares, “36256V 79 1”.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated November 22, 2019 to the
GMO Trust Statement of Additional Information dated June 30, 2019, as revised August 1, 2019 and supplemented October 1, 2019 (the “SAI”)

Effective November 22, 2019 (the “Effective Date”), each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund (each, a “Fund”) is offering additional classes of shares, Class R6 and Class I. Accordingly, the list of funds on the front cover of the SAI is hereby amended to add each Fund’s Class R6 shares and Class I shares.